Amounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2022
Amounts Receivable and Prepaid Expenses [Abstract]
Amounts receivable and prepaid expenses
5.	Amounts receivable and prepaid expenses

($000s)	December 31, 2022	December 31, 2021
HST	4,247	1,698
Prepaid expenses and other receivables	3,973	8,328
	8,220	10,026